Management fees	12 Months Ended
Dec. 31, 2015
Management fees [Abstract]
Management fees
12.      Management fees:
As of January 1, 2015, the Company engaged Ship Procurement Services S.A. (“SPS”), an unaffiliated third party company, to provide to its fleet certain procurement services at a daily fee of $0.295 per vessel. Total management fees to SPS for the year ended December 31, 2015, were $7,985 and are included in Management fees in the accompanying consolidated statement of operations. In addition, Management fees for the year ended December 31, 2015 also include $451 of fees incurred pursuant to the management agreement with Maryville discussed in Note 3.